INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Process Material Stockpiles	$ 3,857	$ 4,050
Concentrate Inventory	3,289	2,448
Materials And Supplies	2,735	2,328
Inventories	$ 9,881	$ 8,826